UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Andor Capital Management, L.L.C.

Address:  4 International Drive, Ste 100
          Rye Brook, New York 10573

13F File Number:  28-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin E. O'Brien
Title:  General Counsel
Phone:  (914) 607-6013


Signature, Place and Date of Signing:

  /s/ Kevin E. O'Brien          Rye Brook, New York          February 14, 2013
------------------------     -------------------------     ---------------------
      [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        16

Form 13F Information Table Value Total:  $573,011
                                         (thousands)


List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                   Andor Capital Management, LLC
                                                         December 31, 2012
COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7          COLUMN 8
                               TITLE                VALUE      SHRS OR   SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS    CUSIP    (X$1000)    PRN AMT   PRN  CALL   DISCRETION  MANAGERS     SOLE     SHARED  NONE
---------------------------   --------  ---------  --------   ---------  ---  ----   ----------  --------   ---------  ------  ----
AMAZON COM INC                COM       023135106   87,804      350,000   SH            SOLE                  350,000
CIRRUS LOGIC INC              COM       172755100   43,455    1,500,000   SH            SOLE                1,500,000
CORNERSTONE ONDEMAND INC      COM       21925Y103   10,335      350,000   SH            SOLE                  350,000
EBAY INC                      COM       278642103   71,397    1,400,000   SH            SOLE                1,400,000
FACEBOOK INC                  CL A      30303M102   53,239    2,000,000   SH            SOLE                2,000,000
GOOGLE INC                    CL A      38259P508   70,738      100,000   SH            SOLE                  100,000
IMPERVA INC                   COM       45321L100   10,247      325,000   SH            SOLE                  325,000
JUNIPER NETWORKS INC          COM       48203R104   39,340    2,000,000   SH            SOLE                2,000,000
LINKEDIN CORP                 COM CL A  53578A108   51,669      450,000   SH            SOLE                  450,000
MILLENNIAL MEDIA INC          COM       60040N105    3,132      250,000   SH            SOLE                  250,000
OMNIVISION TECHNOLOGIES INC   COM       682128103   14,080    1,000,000   SH            SOLE                1,000,000
PANDORA MEDIA INC             COM       698354107   12,852    1,400,000   SH            SOLE                1,400,000
SALESFORCE COM INC            COM       79466L302   25,215      150,000   SH            SOLE                  150,000
SANDISK CORP                  COM       80004C101   32,625      750,000   SH            SOLE                  750,000
ULTIMATE SOFTWARE GROUP INC   COM       90385D107    7,081       75,000   SH            SOLE                   75,000
YAHOO INC                     COM       984332106   39,800    2,000,000   SH            SOLE                2,000,000



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